LEASES	12 Months Ended
Mar. 31, 2026
LEASES [Abstract]
LEASES
9.	LEASES

The Group has operating leases for its offices with terms ranging from two to three years. In April and September 2023, the Group entered into two new lease agreements, one for its corporate headquarters at Harbor City, Hong Kong, and the other for employee residence. The Group also has a finance lease for a printer, which is deemed not material for accounting purposes.
The components of lease costs are as follows:

	For the years ended March 31,
	2026	2025	2024
Operating lease costs	$564,547	$532,552	$435,824

The following table presents supplemental information related to the Group’s leases:

	For the years ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$582,067	$583,251	$382,675
Lease term and discount rate
Weighted average remaining lease term (years)
Operating leases	1.82	0.84	1.82
Weighted average discount rate
Operating leases	5.05%	5.13%	5.13%

As of March 31, 2026, the future maturity of lease liabilities is as follows:

Years ended March 31,	Operating lease
2027	$575,784
2028	469,023
Total lease payments	1,044,807
Less: interest	(49,114)
Present value of lease liabilities	995,693
Less: Operating lease liabilities, current	(537,890)
Operating lease liabilities, non-current	$457,803